Short Term Loans from Banking Institutions - Schedule of Short Term Loans from Banking Institutions (Details) - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Loans from Banking Institutions [Abstract]
Overdraft		₪ 2,730
Current maturities from long term loans		13,892
Total		₪ 16,622